Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary Shares [Member] CNY (¥) shares	Ordinary Shares [Member] Common Class A [Member] CNY (¥) shares	Ordinary Shares [Member] Common Class B [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Accumulated other comprehensive income [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Non-controlling interests [Member] CNY (¥)	Receivable for issuance of ordinary shares [Member] CNY (¥)
Beginning Balance , Shares at Mar. 31, 2019 | shares			20,938,500
Beginning Balance at Mar. 31, 2019	¥ (1,618,438)		¥ 130				¥ 1,650	¥ 5,974	¥ (1,630,819)	¥ 4,627
Foreign currency translation adjustment	2,021							2,021
Accretion to redemption value of redeemable convertible preferred shares (Note 20)	(204,796)								(204,796)
Accretion on redeemable non-controlling interests to redemption value
Unrealized securities holding gains (losses), net of tax	3,209							3,209
Acquisition of a subsidiaries	36,023						199		(199)	36,023
Deemed dividend to preferred shareholders (Note 20)	(1,142)								(1,142)
Appropriations to statutory reserves							778		(778)
Share-based compensation , Shares | shares			1,299,954
Share-based compensation			¥ 9								¥ (9)
Net loss	(175,933)								(179,024)	3,091
Ending Balance, Shares at Mar. 31, 2020 | shares			22,238,454
Ending Balance at Mar. 31, 2020	(1,959,056)		¥ 139				2,627	11,204	(2,016,758)	43,741	(9)
Foreign currency translation adjustment	(32,148)							(32,148)
Accretion to redemption value of redeemable convertible preferred shares (Note 20)	120,873								120,873
Accretion on redeemable non-controlling interests to redemption value	(138)								(138)
Unrealized securities holding gains (losses), net of tax	772							772
Deemed dividend to preferred shareholders (Note 20)	(12,547)								(12,547)
Exercise of CMB Warrant (Note 20)	(656,448)								(656,448)
Receivable for issuance of convertible redeemable preferred shares	(413,377)										(413,377)
Conversion of ordinary shares into Class A and Class B ordinary shares , Shares | shares			(22,238,454)	10,033,850	12,204,604
Conversion of ordinary shares into Class A and Class B ordinary shares			¥ (139)	¥ 63	¥ 76
Issuance of Class A ordinary shares upon initial public offering ("IPO"), net of cost of issuance (Note 19) , Shares | shares				5,250,000
Issuance of Class A ordinary shares upon initial public offering ("IPO"), net of cost of issuance (Note 19)	395,071			¥ 36		¥ 395,035
Conversion of Series A convertible redeemable preferred shares upon completion of the IPO , Shares | shares				7,844,137
Conversion of Series A convertible redeemable preferred shares upon completion of the IPO	461,445			¥ 53		461,392
Conversion of Series B convertible redeemable preferred shares upon completion of the IPO , Shares | shares				8,557,980
Conversion of Series B convertible redeemable preferred shares upon completion of the IPO	504,337			¥ 57		504,280
Conversion of Series C convertible redeemable preferred shares upon completion of the IPO , Shares | shares				4,684,976	833,125
Conversion of Series C convertible redeemable preferred shares upon completion of the IPO	331,465			¥ 32	¥ 6	331,427
Conversion of Series C+ convertible redeemable preferred shares upon completion of the IPO , Shares | shares				6,883,520
Conversion of Series C+ convertible redeemable preferred shares upon completion of the IPO	662,808			¥ 47		662,761
Conversion of Series D convertible redeemable preferred shares upon completion of the IPO , Shares | shares				2,526,026
Conversion of Series D convertible redeemable preferred shares upon completion of the IPO	181,004			¥ 17		180,987
Conversion of Series D-1 convertible redeemable preferred shares upon completion of the IPO , Shares | shares				2,178,530
Conversion of Series D-1 convertible redeemable preferred shares upon completion of the IPO	164,859			¥ 15		164,844
Conversion of Series D-2 convertible redeemable preferred shares upon completion of the IPO , Shares | shares				1,182,803
Conversion of Series D-2 convertible redeemable preferred shares upon completion of the IPO	92,314			¥ 8		92,306
Conversion of Series E convertible redeemable preferred shares upon completion of the IPO , Shares | shares				5,885,210
Conversion of Series E convertible redeemable preferred shares upon completion of the IPO	455,980			¥ 40		455,940
Capital contribution from non-controlling interests	50									50
Appropriations to statutory reserves							420		(420)
Repurchase of Ordinary Shares , Shares | shares				(521,924)
Repurchase of Ordinary Shares	(31,386)			¥ (4)		(31,382)
Share-based compensation	55,031					55,022					9
Net loss	(193,216)								(194,444)	1,228
Ending Balance, Shares at Mar. 31, 2021 | shares				54,505,108	13,037,729
Ending Balance at Mar. 31, 2021	127,693			¥ 364	¥ 82	3,272,612	3,047	(20,172)	(2,759,882)	45,019	(413,377)
Foreign currency translation adjustment	(16,529)							(16,529)
Accretion on redeemable non-controlling interests to redemption value	(575)								(575)
Receivable for issuance of ordinary shares (Note 23)	248,631										248,631
Unrealized securities holding gains (losses), net of tax	(9,368)							(9,368)
Acquisition of a subsidiaries	1,817									1,817
Capital contribution from non-controlling interests	¥ 245									245
Appropriations to statutory reserves							386		(386)
Issuance of ordinary shares for the exercise of stock options, Shares | shares	1,204,483	1,204,483		1,204,483
Issuance of ordinary shares for the exercise of stock options	¥ 8,323			¥ 8		8,315
Share-based compensation	14,409					14,409
Net loss	(132,823)	$ (20,954)							(128,390)	(4,433)
Ending Balance, Shares at Mar. 31, 2022 | shares				55,709,591	13,037,729
Ending Balance at Mar. 31, 2022	¥ 241,823	$ 38,148		¥ 372	¥ 82	¥ 3,295,336	¥ 3,433	¥ (46,069)	¥ (2,889,233)	¥ 42,648	¥ (164,746)